FINANCING EXPENSES	12 Months Ended
Dec. 31, 2021
FINANCING EXPENSES
FINANCING EXPENSES

9. FINANCING EXPENSES

Financing expenses consist of the following:

($ millions)	2021	2020
Interest on debt	834	884
Interest on lease liabilities	161	166
Capitalized interest at 5.0% ( 2020 –4.8%)	(144)	(120)
Interest expense	851	930
Interest on partnership liability	51	52
Interest on pension and other post-retirement benefits	59	54
Accretion	304	278
Foreign exchange gain on U.S. dollar denominated debt	(113)	(312)
Operational foreign exchange and other	23	(6)
Loss on extinguishment of long-term debt	80	-
	1 255	996